As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22403

SCS Hedged Opportunities Master Fund, LLC
(Exact name of registrant as specified in charter)

One Winthrop Square
Boston, Massachusetts  02110
(Address of principal executive offices) (Zip code)

Peter H. Mattoon
c/o SCS Capital Management, LLC
 One Winthrop Square
Boston, Massachusetts  02110
(Name and address of agent for service)

(617) 204-6400
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
December 31, 2010 (Unaudited)
			Next Available
			Redemption	Frequency of
	Cost	Fair Value	Dateb	Redemptions

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 84.71%a
Credit - Distressed - 8.68%a
Aurelius Capital Partners, LP	$935,617	$993,846	9/30/2012	Semi-Annually
Caspian Select Credit Fund, L.P.	1,185,617	1,236,817	9/30/2011c	Quarterly
		2,230,663
Credit - RMBS - 2.77%a
AG Mortgage Value Partners, L.P.	662,736	710,736	9/30/2012	Quarterly

Equity Long/Short - Global - 18.36%a
Passport II, LP	771,776	849,159	9/30/2011	Quarterly
SCP Ocean Fund, LP	500,000	516,221	9/30/2011c	Quarterly
Scout Capital Partners II, L.P.	1,128,697	1,241,457	9/30/2011c	Quarterly
Standard Global Equity Parthers SA, L.P.	1,094,657	1,208,664	9/30/2011c	Quarterly
Tremblant Partners, LP	846,776	898,859	11/30/2010	Monthly
		4,714,360
Equity Long/Short - Regional Specialist - 4.06%a
Janchor Partners Pan-Asian Fund	235,000	237,934	1/1/2012	Monthly
Macquarie Asian Alpha Fund	753,697	805,491	9/30/2011c	Monthly
		1,043,425
Equity Long/Short - Sector - 11.54%a
Goshen Global Equity, L.P.	862,736	724,367	9/30/2011c	Quarterly
North Bay Capital, L.P.	871,776	900,512	9/30/2012c	Quarterly
Tiger Consumer Partners, L.P.	1,310,617	1,338,179	12/31/2010	Quarterly
		2,963,058
Equity Long/Short - U.S. - 6.58%a
Hawkeye Capital Institutional, L.P.	753,697	790,156	9/30/2012	Quarterly
TigerShark Fund, L.P.	871,776	901,001	9/30/2011	Quarterly
		1,691,157
Event Driven - Merger/Arbitrage - 3.09%a
Jet Capital Concentrated Fund, L.P.	753,697	792,535	9/30/2011	Monthly

Event Driven – Multi-Strategy – 5.59%a
West Face Long Term Opportunities, LLC	1,310,617	1,434,587	9/30/2013	Quarterly

Macro - Discretionary - 3.47%a
Woodbine Capital Fund LLC	844,657	892,277	9/30/2011c	Quarterly

Multi-Strategy - Equity Long/Short - 3.77%a
Owl Creek II, L.P.	935,617	967,667	9/30/2011	Annually

Multi-Strategy - Event Driven – 9.07%a
Eton Park Fund, L.P.	935,617	996,819	9/30/2011	Annually
Serengeti Partners, LP	1,240,000	1,333,882	9/30/2012c	Semi-Annually
		2,330,701
Relative Value - Fixed Income - 2.97%a
Capula Global Relative Value Fund, L.P.	753,697	762,258	9/30/2012c	Quarterly

Relative Value - Multi-Strategy - 4.76%a
Alphadyne International Partners, LP	1,235,617	1,221,388	9/30/2011c	Monthly

TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $20,794,694)		21,754,812

	Shares or
	Principal Amount
SHORT TERM INVESTMENT - 4.55%a
First American Treasury Money Market Fund - Class Z	1,168,758	1,168,758

TOTAL SHORT TERM INVESTMENTS (Cost $1,168,758)		1,168,758

Total Investments (Cost $21,963,452) - 89.26%a		22,923,570
Assets in Excess of Other Liabilities - 10.74%a		2,759,412
TOTAL NET ASSETS - 100.00%a		$25,682,982

Footnotes
a Percentages are stated as a percent of net assets.
b Investments in Portfolio Funds may be composed of multiple tranches.  The Next Available Redemption Date relates to the earliest date after December 31, 2010 that redeption from a tranche is available without fees.  Other tranches may have an available redemption date that is after the Next Available Redemption Date.

c Investment in Portfolio Funds may be redeemed prior to the Next Available Redemption Date subject to a redemption fee ranging from 1% to 5%.

Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of Federal, state or local income taxes has been provided by the Master Fund.  Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss.  The Fund has a tax year end of December 31 but, no income tax provision is required as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments                                                                $21,963,452
Gross unrealized appreciation                                                   1,112,716
Gross unrealized depreciation                                                   (152,598)
Net unrealized appreciation                                                   $     960,118

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund. Although procedures approved by the Board of Directors (the “Board”) provide that the Adviser will review the valuations provided by the Portfolio Funds’ managers, neither the Adviser nor the Board will be able to confirm independently the complete accuracy of valuations provided by the Portfolio Funds’ managers.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

Fair Value of Financial Instruments
The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Master Fund’s investments as of December 31, 2010;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments
U.S. Investment Companies (a)	$-	$-	$21,754,812	$21,754,812
Short Term Investments (b)	1,168,758	-	-	1,168,758
Total Investments	$1,168,758	$-	$21,754,812	$22,923,570

(a)	All other strategy classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at December 31, 2010.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of September 1, 2010	$-
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	960,118
Net purchases (sales)	20,794,694
Transfers in and / or out of Level 3	-
Balance as of December 31, 2010	$21,754,812

During the period ended December 31, 2010, there were no transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    SCS Hedged Opportunities Master Fund, LLC

By (Signature and Title)    /s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date    February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Officer

Date    February 24, 2011

By (Signature and Title)    /s/ Joseph E. McCuine
Joseph E. McCuine, Chief Financial Officer

Date    February 24, 2011